Earning Per Share - Anti-Dilutive Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Earnings Per Share [Abstract]
Weighted-average shares	1,226	137
Weighted-average exercise price	$ 47.20	$ 44.51